Other Payables - Schedule of Other Payables (Details)	Sep. 30, 2025 SGD ($)	Sep. 30, 2025 USD ($)	Mar. 31, 2025 SGD ($)
Other payables
Accrued expenses	$ 1,689,646	$ 1,309,803	$ 1,952,121
Other payables	215,981	167,427	256,229
Total	$ 1,905,627	$ 1,477,230	$ 2,208,350